UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31st, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	  Building One, Suite 320
	  Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kent A. Arnett
Title:    CCO
Phone:    512-767-6700
Signature, Place, and Date of Signing:

Kent A. Arnett    Austin, TX February 3rd, 2010
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   80
Form 13F Information Table Value Total:   $2312005
List of Other Included Managers:

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abercrombie & Fitch            common           002896207     9932   285000 SH       SOLE                   282000              3000
Altria Group                   common           02209S103     1056    53801 SH       SOLE                                      53801
AmeriCredit Corp.              common           03060R101    83563  4388805 SH       SOLE                  3922005            466800
American Express Co.           common           025816109    16604   409763 SH       SOLE                   384063             25700
BNY Mellon Corp                common           064058100     8396   300178 SH       SOLE                   300178
Bancorp Inc., The              common           05969A105    14103  2055852 SH       SOLE                  1784165            271687
Bank of America                common           060505104     8206   544900 SH       SOLE                   533500             11400
Berkshire Hath Cl. A           common           084670108    15078      152 SH       SOLE                                        152
Berkshire Hath Cl. B           common           084670207     1834      558 SH       SOLE                                        558
Cardinal Health                common           14149Y108     3554   110250 SH       SOLE                   110000               250
CareFusion Corp.               common           14170T101     1379    55125 SH       SOLE                    55000               125
Cintas Corp.                   common           172908105      704    27000 SH       SOLE                                      27000
Clorox Co.                     common           189054109    97482  1598063 SH       SOLE                  1552574             45489
Coca-Cola Co.                  common           191216100   191400  3357890 SH       SOLE                  3171750            186140
Colgate Palmolive              common           194162103     7443    90600 SH       SOLE                    90000               600
Comcast Corp. Spl A            common           20030N200   112075  7000290 SH       SOLE                  6887690            112600
ConocoPhillips                 common           20825C104   119890  2347570 SH       SOLE                  2332920             14650
Covidien Plc.                  common           G2554F105     9443   197190 SH       SOLE                   182290             14900
Dell Inc.                      common           24702R101    11201   780000 SH       SOLE                   775000              5000
Dish Network Corp.             common           25470M109    11008   530000 SH       SOLE                   525000              5000
Dun & Bradstreet Corp.         common           26483E100     3594    42600 SH       SOLE                                      42600
Ebay Inc.                      common           278642103    54732  2325070 SH       SOLE                  2180370            144700
Equifax Inc.                   common           294429105     1884    61000 SH       SOLE                                      61000
Exelon Corp.                   common           30161N101     1315    26900 SH       SOLE                                      26900
Exxon Mobil Corp.              common           30231G102     2271    33300 SH       SOLE                    21000             12300
Furniture Brands Int'l         common           360921100     5341   978200 SH       SOLE                   978200
H&R Block                      common           093671105    47494  2099649 SH       SOLE                  2070149             29500
Hewlett-Packard Co.            common           428236103    19431   377230 SH       SOLE                   377230
Home Depot                     common           437076102     1487    51400 SH       SOLE                    50000              1400
Johnson & Johnson              common           478160104    69721  1082454 SH       SOLE                  1026339             56115
Kraft Foods, Inc.              common           50075n104     1086    39970 SH       SOLE                                      39970
Lancaster Colony Corp.         common           513847103    33375   671531 SH       SOLE                   621530             50001
Leucadia Nat'l Corp.           common           527288104     2776   116700 SH       SOLE                                     116700
Liberty Media Int. A           common           53071M104    59062  5448481 SH       SOLE                  5102230            346251
Loews Corp.                    common           540424108    15468   425520 SH       SOLE                   422520              3000
Lowes Companies Inc.           common           548661107     2100    89800 SH       SOLE                                      89800
MGIC Investment                common           552848103      173    30000 SH       SOLE                    30000
Markel Corp.                   common           570535104      306      900 SH       SOLE                                        900
Microsoft Corp.                common           594918104   138655  4547555 SH       SOLE                  4264135            283420
News Corp. Cl. A               common           65248E104   232496 16982915 SH       SOLE                 16644315            338600
News Corporation               common           65248E203     1274    80000 SH       SOLE                                      80000
Paychex Inc.                   common           704326107     2056    67100 SH       SOLE                                      67100
PepsiCo Inc.                   common           713448108   229395  3772950 SH       SOLE                  3716950             56000
Pfizer Inc.                    common           717081103   136202  7487745 SH       SOLE                  7259605            228140
Philip Morris Int'l            common           718172109     2626    54501 SH       SOLE                                      54501
Prestige Brands Hldgs          common           74112D101     3510   446600 SH       SOLE                   446600
Procter & Gamble Co.           common           742718109   107218  1768400 SH       SOLE                  1667503            100897
Resource America Inc.          common           761195205     6600  1633602 SH       SOLE                  1597002             36600
SLM Corp. SR NT                common           78442P304      742    47500 SH       SOLE                    44400              3100
Stryker Corp.                  common           863667101     7581   150500 SH       SOLE                   110000             40500
TJX Co.                        common           872540109     2208    60400 SH       SOLE                                      60400
Toyota Industries ADR          common           892330101    25969   880000 SH       SOLE                   880000
Tyco International             common           H89128104     3645   102150 SH       SOLE                    87500             14650
U.S. Bancorp                   common           902973304    49544  2200958 SH       SOLE                  2177740             23218
USG Corp.                      common           903293405    17365  1235950 SH       SOLE                  1225950             10000
United Healthcare              common           91324P102    57044  1871509 SH       SOLE                  1865159              6350
United Parcel Service          common           911312106     1704    29706 SH       SOLE                                      29706
Viacom Inc. Cl. A              common           92553P102      753    23900 SH       SOLE                                      23900
Viacom Inc. Cl. B              common           92553P201   138791  4668376 SH       SOLE                  4476276            192100
Wal Mart Stores Inc.           common           931142103    22938   429141 SH       SOLE                   425390              3751
Walgreen Co.                   common           931422109     2585    70400 SH       SOLE                                      70400
Walt Disney Co.                common           254687106     9675   300000 SH       SOLE                   300000
WellPoint Inc.                 common           94973V107    10788   185075 SH       SOLE                   183575              1500
Wells Fargo & Co.              common           949746101      391    14500 SH       SOLE                    14500
Wesco Financial Co.            common           950817106     2017     5880 SH       SOLE                                       5880
Western Union Co.              common           959802109     2926   155201 SH       SOLE                                     155201
WisdomTree Japan ETF                            97717W836      284 7400.000 SH       SOLE                 7400.000
BAC Capital Trust X                             055189203      944    48700 SH       SOLE                    48700
Fannie Mae Pfd. F                               313586703      160   110805 SH       SOLE                   110055               750
Fannie Mae Pfd. G                               313586802       20    14300 SH       SOLE                      600             13700
Fannie Mae Pfd. H                               313586885      237   155000 SH       SOLE                   155000
Fannie Mae Pfd. I                               313586877      405   253340 SH       SOLE                   245540              7800
Fannie Mae Pfd. L                               313586844      113    76167 SH       SOLE                    72267              3900
Fannie Mae Pfd. M                               313586836      211   145388 SH       SOLE                   134188             11200
Fannie Mae Pfd. N                               313586828       78    52149 SH       SOLE                    48949              3200
Fannie Mae Pfd. S                               313586752      209   190000 SH       SOLE                   190000
Interpublic Grp. Pfd.                           460690803    25367    34000 SH       SOLE                    34000
SLM Corp. Pfd. A                                78442P205    20408   543066 SH       SOLE                   531966             11100
Telephone & Data Pfd.                           879433878      545    22200 SH       SOLE                                      22200
Viacom Inc. Pfd.                                92553P300      359    15000 SH       SOLE                                      15000